Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

23. Cash and cash equivalents

	December 31,
	2025	2024

	(Euro, in thousands)
Cash at banks	€87,868	€64,239
Total cash and cash equivalents	€87,868	€64,239

Cash and cash equivalents may comprise cash at banks, bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. All cash and cash equivalents are available upon maximum three month notice period and without significant penalty. Cash at banks were mainly composed of notice accounts and current accounts. Our credit risk is mitigated by selecting a panel of highly rated financial institutions for our deposits.

On December 31, 2025 our cash and cash equivalents included $40.0 million held in U.S. dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/USD exchange rate as our functional currency is EUR. We refer to note 10 for more details about the currency exchange gains/losses recognized in our consolidated income statement.